DEFERRED COMPENSATION LIABILITY (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Post Retirement Benefits With Individual Employees [Line Items]
Total expense recognized	$ 832	$ 1,391	$ 1,741
Executive Vice President and Chief Financial Officer [Member]
Post Retirement Benefits With Individual Employees [Line Items]
Required service period	20.5 years
Maximum benefit as a percentage of salary (in hundredths)	66.00%
Retirement age	67 years
Imputed interest rate (in hundredths)	4.00%	3.90%
Chairman, President and CEO [Member]
Post Retirement Benefits With Individual Employees [Line Items]
Required service period	14 years
Maximum benefit as a percentage of salary (in hundredths)	66.00%
Retirement age	70 years
Imputed interest rate (in hundredths)	4.00%	3.90%